Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Number of operating segment	1		1
Number of operating geographic regions	2		2
Allowance for doubtful accounts			0	0
Revenues
Significant Accounting Policies [Line Items]
Concentration Risk Percentage	100.00%	100.00%	100.00%	100.00%
Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration Risk Percentage	100.00%		100.00%	100.00%
Accounts Receivable | Scenario, Previously Reported
Significant Accounting Policies [Line Items]
Concentration Risk Percentage			21.00%
Bristol-Myers Squibb
Significant Accounting Policies [Line Items]
License and collaboration agreement, termination date	Dec. 29, 2014